Share Based Compensation - Summary of Option Allotments Under Share Based Compensation (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding at beginning	9,166,946	10,805,474
Granted of share options, Shares	754,988	1,350,255
Forfeited of share options, Shares	(97,123)	(1,454,985)
Exercise of share options, Shares	(233,507)	(1,533,798)
Outstanding, Ending balance	9,591,304	9,166,946
Number exercisable at December 31, 2020	8,050,691
Weighted Average Exercise Price, Granted	$ 0.40	$ 0.74
Weighted Average Exercise Price, Forfeited	0.62	0.48
Weighted Average Exercise Price, Exercised	$ 0.18	$ 0.09